Note 8 - Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
8.	GOODWILL AND OTHER INTANGIBLE ASSETS

The components of intangible assets as of
March 31, 2016
and
2017
are as follows:

	Thousands of Yen
	2016	2017

Intangible assets subject to amortization:
Customer relationships	¥6,424,471	¥6,424,471
Total	6,424,471	6,424,471
Less accumulated amortization
Customer relationships	(3,007,558)	(3,388,053)
Intangible assets subject to amortization—net	3,416,913	3,036,418

Intangible assets not subject to amortization:
Telephone rights	36,546	35,599
Trademark	96,000	15,000
Goodwill	6,169,609	6,169,609
Total	6,302,155	6,220,208

Total intangible assets	¥9,719,068	¥9,256,626

The weighted-average amortization period for customer relationships is approximately
16.2
years. The amortization expenses for the years ended
March 31, 2016
and
2017
were
¥388,014
thousand and
¥380,495
thousand, respectively. The estimated aggregate amortization expense of intangible assets for each of the next five
years is as follows:

Year Ending March 31	Thousands of Yen
2018	¥365,460
2019	355,410
2020	346,223
2021	336,787
2022	327,101

The Company recorded
¥11,000
thousand and
¥81,000
thousand of loss on impairment of the trademark right related to hi-ho in “
General and administrative
” expenses in the Company’s consolidated statement of income for the years ended
March 31, 2016
and
2017,
respectively. Because of the recent decrease in revenues of hi-ho, the Company recognized that the trademark might be impaired. The carrying value of the trademark exceeded its fair value and the impairment loss was recognized in an amount equal to the excess of the carrying amount of the trademark over the fair value of the trademark. The fair value of the trademark was calculated using the relief-from-royalty method. The amount of loss was included in the network service and system integration business segment.

The following table shows changes in the carrying amount of goodwill for the years ended
March 31, 2016
and
2017,
by operating segment:

	Thousands of Yen
	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2015
Goodwill	¥6,054,340	¥235,551	¥6,289,891
Accumulated impairment losses	(120,282)	–	(120,282)
	5,934,058	235,551	6,169,609

Acquisition	–	–	–

Impairment losses	–	–	–

Balance at March 31, 2016
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	–	(120,282)
	5,934,058	235,551	6,169,609

Acquisition	–	–	–

Impairment losses	–	–	–

Balance at March 31, 2017
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	–	(120,282)
	¥5,934,058	¥235,551	¥6,169,609

No
impairment of goodwill was recognized during the years ended
March 31, 2015,
2016
and
2017.

On
December 1, 2014,
IIJ acquired a new subsidiary, RYUKOSHA, and recorded goodwill of
¥199,658
thousand. The goodwill components were mainly attributable to human resources and the goodwill was included in the network service and system integration business segment.